Current Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2022
Prepayments And Other Receivables Current [Abstract]
Current Prepayments and Other Receivables
Note 10 — Current Prepayments and Other Receivables
Current prepayments and other receivables consisted of the following items as at December 31:

	2022	2021
Prepayments
Chemistry, Manufacturing and Controls (CMC)	—	21
Non-clinical R&D costs	707	1,111
Clinical other	4,704	349
General and administrative	2,259	11

Total prepayments	7,670	1,492
Value added tax receivable	1,941	4,290

Total prepayments and other receivables	9,611	5,782